Financial Instruments	9 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Financial Instruments	Financial Instruments
Marketable securities classified as available-for-sale on September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023
	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury bills	Less than one year	$174,602	$—	$(287)	$174,315

	December 31, 2022
	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury bills	Less than one year	$217,669	$—	$(465)	$217,204
As of September 30, 2023 and December 31, 2022, all marketable securities had contractual maturities less than one year; marketable securities with maturities greater than one year are classified as current because management considers all marketable securities to be available for current operations. The Company does not intend to sell its marketable securities and it is not likely that the Company will be required to sell these securities before recovery of their amortized cost bases.